Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Current income tax charge	$ 704,258	$ 9,275	$ 4,946
Adjustments in respect of current income tax of prior years		47,182	(60,906)
Deferred tax:
Origination and reversal of temporary differences	1,246,525	8,181	(154,715)
Effect of tax rate change	(131,459)	(861)	116,864
Adjustment in respect of prior years	(131,741)	(1,536)	79,389
Income tax (charge)/credit for the year	$ 1,687,583	$ 62,241	$ (14,422)